Net Loss Per Share Attributable to Common Stockholders - Summary of Dilutive Securities Excluded from Computation of Diluted Net Loss Per Share (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	9,786,876	25,265,910	31,337,198	16,341,001
Redeemable Convertible Preferred Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	0	22,359,669	24,785,564	14,388,857
Options to Purchase Common Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	8,113,589	2,871,594	5,598,073	1,910,310
Unvested Shares of Restricted Common Stock from Early Exercises
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	17,820	34,647	757	41,834
Restricted Stock Units
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	702,663	0	952,804	0
Restricted stock units - executive officer
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	952,804	0